SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
SUBSEQUENT EVENTS

23.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 8, 2022, which is the date these Condensed Consolidated Financial Statements were issued, and has concluded that the following subsequent events have occurred that would require recognition in the Condensed Consolidated Financial Statements or disclosure in the notes to the Condensed Consolidated Financial Statements.

Termination of Investment Agreement

On January 3, 2022, the Company announced the termination of the investment agreement to sell a controlling interest in the Company’s operations in the state of New York. Refer to “Note 22 – Discontinued Operations” for further information. Subsequently, the third party filed a complaint against the Company seeking specific performance of the investment agreement.

Sixth Modification to Senior Secured Term Loan Facility

On February 2, 2022, the Company executed the Sixth Modification to its Senior Secured Term Loan Facility, (the “Sixth Modification”), with Hankey Capital, LLC, (the “Lender) extending the maturity date and making certain amendments to the Commercial Loan Agreement, dated October 1, 2018, as amended, restated, supplemented, and/or as modified. As of December 25, 2021, the date of these financial statements, and as of February 2, 2022, the date of the Sixth Modification, the outstanding amounts due are approximately $113,600 and $114,300, respectively. The Sixth Modification extends the stated maturity date of January 31, 2022 of the Facility for a period of six months; specifically, July 31, 2022 with respect to Facility, and August 1, 2022 with respect to the incremental term loans (collectively, the “Term Loans”). The Sixth Modification makes no modification to the current interest rate. The Sixth Modification provides that the definitive documentation with respect to the conditional purchase of the Term Loans by Superhero Acquisition, L.P., an existing lender under the Company’s Senior Secured Convertible Purchase Agreement dated August 7, 2021, must be entered within 45 days or the stated maturity date of the Term Loans become due. Refer to “Note 10 – Notes Payable” for further information about the debt due to the lender.

The Sixth Modification requires that the Company make a mandatory prepayment of at least $37,500 in the event the sale of certain assets and imposes covenants in regards strategic actions the Company must implement if it is unable to pay the Term Loans by the extended stated maturity date.

The Company agreed to prepay $20,000 on the Term Loans and pay a fee of $1,000 to the Term Loan lenders in consideration of the Sixth Modification, which fee will be paid in Class B Subordinate Voting Shares (“Shares”) with a deemed price of $0.1247 (C$0.1582) for a total of 8,021,593 Shares (the “Fee Shares”), with any difference in realized net proceeds that is less than $1,000 from the sale of the Fee Shares during a 30-day period, to the extent such Fee Shares are sold, reimbursed in cash. The Company agreed to file with the Securities and Exchange Commission a registration statement on Form S-1 registering for resale the Fee Shares.

The issuance of the Fee Shares as part of the Sixth Modification triggered the right of holders of convertible notes under the Convertible Facility to be issued five-year warrants in order to maintain their pro rata ownership interest (on a partially diluted basis) in the Shares. A total of 6,682,567 warrants (the “Top-up Warrants”), each entitling the holder to purchase one Share at a purchase price of $0.1247 (C$0.1582), will be issued to the holders of convertible notes under the Convertible Facility. Refer to “Note 8 – Derivative Liabilities” for further information.

Medmen Enterprises Inc. [Member]
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 23, 2021, which is the date these consolidated financial statements were issued, and has concluded that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

Senior Secured Convertible Credit Facility

On August 17, 2021, the Company announced that Tilray, Inc. (“Tilray”) acquired a majority of the outstanding senior secured convertible notes under the Convertible Facility with GGP (the “Notes”). Under the terms of the transaction, a newly formed limited partnership (the “SPV”) established by Tilray and other strategic investors acquired an aggregate principal amount of approximately $165,800,000 of the Notes and warrants issued in connection with the Convertible Facility, representing 75% of the outstanding Notes and 65% of the outstanding warrants under the Convertible Facility. Specifically, Tilray’s interest in the SPV represents rights to 68% of the Notes and related warrants held by the SPV, which are convertible into, and exercisable for, approximately 21% of the outstanding Class B Subordinate Voting Shares of MedMen upon closing of the transaction.

In connection with the sale of the Notes, the Company amended and restated the securities purchase agreement with GGP (“Sixth Amendment”) to, among other things, extend the maturity date to August 17, 2028, eliminate any cash interest obligations and instead provide for payment-in-kind interest, eliminate certain repricing provisions, and eliminate and revise certain restrictive covenants. In connection with the Sixth Amendment, accrued payment-in-kind interest on the Notes will be convertible at price equal to the trailing 30-day volume weighted average price of the Subordinate Voting Shares. The Notes may not be prepaid until the federal legalization of marijuana. The Notes will also provide the holders with a top-up right to acquire additional Subordinate Voting Shares and a pre-emptive right with respect to future financings of the Company, subject to certain exceptions, upon the issuance by MedMen of certain equity or equity-linked securities. No changes have been made to the conversion and exercise prices of the Notes or related warrants.

Equity Investment Through Private Placement

On August 17, 2021, the Company entered into subscription agreements with various investors led by Serruya Private Equity Inc. (“SPE”) to purchase $100,000,000 of units (“Units”) of the Company at a purchase price of $0.24 per Unit (the “Private Placement”) wherein certain investors associated with SPE agreed to backstop the Private Placement (the “Backstop Commitment”). In consideration for providing the Backstop Commitment, such investors will receive a fee of $2,500,000 to be paid in the form of Class B Subordinate Voting Shares (each, a “Share”) at a deemed price of $0.24 (C$0.32) per Share.

Each Unit consists of one Share and one-quarter share purchase warrant (each, a “Warrant”). Each whole Warrant permits the holder to purchase one Share for a period of five years from the date of issuance at an exercise price of $0.288 (C$0.384) per Share. Each Unit issued to certain funds associated with SPE consists of one Share and one-quarter of one Warrant plus a proportionate interest in a short-term warrant (the “Short-Term Warrant”) which expires on December 31, 2021. The Short-Term Warrant entitles the holders to acquire, at the option of the holders and upon payment of $30,000,000, an aggregate of 125,000,000 Units at an exercise price of $0.24 (C$0.32) per Unit, or $30,000,000 principal amount of notes at par, convertible into 125,000,000 Shares at a conversion price of $0.24 (C$0.32) per Share.